CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Note 23) [Member]	Parent [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2010	$ 518,164,954	$ 15,319	$ 0	$ 507,972,627	$ 27,559,300	$ (69,198,063)	$ 51,448,320	$ 517,797,503	$ 367,451
Balance, shares at Dec. 31, 2010		153,185,548
Exercise of share options	22	22	0	0	0	0	0	22
Exercise of share options, shares		221,658
Treasury share repurchases (Note 18)	(7,958,841)	0	(7,958,841)	0	0	0	0	(7,958,841)
Treasury share repurchases (Note 18), shares			(7,543,530)
Other comprehensive income	28,447,636	0	0	0	0	0	28,410,852	28,410,852	36,784
Stock-based compensation expenses	1,740,861	0	0	1,740,861	0	0	0	1,740,861	0
Net income	103,005,129	0	0	0	0	102,297,870	0	102,297,870	707,259
Appropriation to statutory reserves		0	0	0	6,019,909	(6,019,909)	0	0	0
Dividends to shareholders	(7,661,057)	0	0	0	0	(7,661,057)	0	(7,661,057)	0
Balance at Dec. 31, 2011	635,738,704	15,341	(7,958,841)	509,713,488	33,579,209	19,418,841	79,859,172	634,627,210	1,111,494
Balance, shares at Dec. 31, 2011		145,863,676
Exercise of share options	98,812	17	0	98,795	0	0	0	98,812	0
Exercise of share options, shares		166,372
Treasury share repurchases (Note 18)	(5,708,281)	0	(5,708,281)	0	0	0	0	(5,708,281)	0
Treasury share repurchases (Note 18), shares			(4,091,650)
Other comprehensive income	2,150,412	0	0	0	0	0	2,140,848	2,140,848	9,564
Stock-based compensation expenses	2,151,844	0	0	2,151,844	0	0	0	2,151,844	0
Net income	158,107,859	0	0	0	0	156,997,595	0	156,997,595	1,110,264
Appropriation to statutory reserves		0	0	0	16,043,108	(16,043,108)	0	0	0
Dividends to shareholders	(8,769,530)	0	0	0	0	(8,769,530)	0	(8,769,530)	0
Distribution to non-controlling interest shareholders (Note 24)	(2,231,322)	0	0	0	0	0	0	0	(2,231,322)
Balance at Dec. 31, 2012	781,538,498	15,358	(13,667,122)	511,964,127	49,622,317	151,603,798	82,000,020	781,538,498	0
Balance, shares at Dec. 31, 2012		141,938,398
Exercise of share options	6,101,519	470	0	6,101,049	0	0	0	6,101,519	0
Exercise of share options, shares		4,703,810
Treasury share repurchases (Note 18)	(5,767,159)	0	(5,767,159)	0	0	0	0	(5,767,159)	0
Treasury share repurchases (Note 18), shares			(2,629,716)
Shares issued to TPG Asia VI SF Pte. Ltd(Note 2(ab))	32,792,232	0	16,348,800	16,443,432	0	0	0	32,792,232	0
Shares issued to TPG Asia VI SF Pte. Ltd(Note 2(ab)), shares			12,000,000
Other comprehensive income	25,910,940	0	0	0	0	0	25,910,940	25,910,940	0
Stock-based compensation expenses	427,989	0	0	427,989	0	0	0	427,989	0
Net income	126,356,264	0	0	0	0	126,356,264	0	126,356,264	0
Appropriation to statutory reserves	0	0	0	0	18,924,883	(18,924,883)	0	0	0
Dividends to shareholders	(14,724,740)	0	0	0	0	(14,724,740)	0	(14,724,740)	0
Balance at Dec. 31, 2013	$ 952,635,543	$ 15,828	$ (3,085,481)	$ 534,936,597	$ 68,547,200	$ 244,310,439	$ 107,910,960	$ 952,635,543	$ 0
Balance, shares at Dec. 31, 2013		156,012,492